ROPES & GRAY LLP THREE EMBARCADERO CENTER SAN FRANCISCO, CA 94111-4006 WWW.ROPESGRAY.COM

Brandon M. Weston

T +1 415 315 6356

brandon.weston@ropesgray.com

December 22, 2017

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge Reinsurance Risk Premium Interval Fund (File Nos. 333-220486 and 811-22870)

Ladies and Gentlemen:

On behalf of Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”), a Delaware statutory trust, we are filing today, pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the “Securities Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2. Pursuant to Rule 429 under the Securities Act, the prospectus in this Registration Statement is a combined prospectus and also relates to Registration Statement File No. 333-190021, dated October 30, 2013, Registration Statement File No. 333-200780, dated December 5, 2014, Registration Statement File No. 333-208433, dated December 9, 2015, Registration Statement File No. 333-211372, dated May 13, 2016, and Registration Statement File No. 333-214911, dated December 5, 2016, each as amended.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (415) 315-6356.

Very truly yours,

/s/ Brandon M. Weston
Brandon M. Weston

cc: Gregory C. Davis

      Elizabeth J. Reza

Enclosures